Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with the SEC rules adopted pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding “compensation actually paid” (CAP) to our CEO and our other two NEOs and certain company performance measures for the fiscal years listed below. You should refer to our CD&A for a complete description of how executive compensation relates to company performance and how the Executive Compensation Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)(4)	Tredegar Corporation	S&P SmallCap 600 Index	Net Income (in millions)	Consolidated Adjusted EBITDA (in millions)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$1,902,939	$105,227	$869,974	$385,321	$39.45	$129.09	($105.9)	$33.5
2022	$3,362,131	$3,066,262	$1,172,140	$834,135	$71.95	$113.35	$29.0	$90.6
2021	$3,673,092	$839,896	$1,698,752	$1,170,165	$79.58	$137.26	$57.8	$98.4
2020	$5,031,163	$5,183,267	$2,098,857	$1,563,219	$108.64	$109.57	($75.4)	$116.1

(1) Refer to footnote 6 of the Summary Compensation Table for details regarding rescinded restricted stock awards for the CEO, affecting Summary Compensation Table and Compensation Actually Paid figures disclosed for 2022.

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2023
	CEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,902,939	$869,974
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0
Amount added for current year service cost	$0	$0
Amount added for prior service cost impacting current year	$0	$0
Total Adjustments for Pension	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($576,750)	($253,817)
Year-end fair value of unvested awards granted in the current year	$405,750	$178,562
Year-over-year difference of year-end fair values for unvested awards granted in prior years	($1,373,778)	($351,370)
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($252,934)	($58,029)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	($1,797,712)	($484,653)

Compensation actually Paid (as calculated)	$105,227	$385,321

(3)    Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.

(4)    Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2023: D. Andrew Edwards, Kevin Donnelly

2022: D. Andrew Edwards, Kevin Donnelly

2021: D. Andrew Edwards, Kevin Donnelly

2020: D. Andrew Edwards, Michael Schewel

(5)    Consolidated Adjusted EBITDA from ongoing operations is a non-GAAP financial measure. Consolidated Adjusted EBITDA excludes unusual items and losses associated with plant shutdowns, asset impairments, restructurings, gains and losses from the sale of assets, investment write-downs and write-ups, gains and losses from non-manufacturing operations, stock option charges under ASC Topic 718, pension income or expense for the Pension Plan, discontinued operations and other items that may be recognized or accrued under GAAP.

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote

(4)    Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2023: D. Andrew Edwards, Kevin Donnelly

2022: D. Andrew Edwards, Kevin Donnelly

2021: D. Andrew Edwards, Kevin Donnelly

2020: D. Andrew Edwards, Michael Schewel

PEO Total Compensation Amount	$ 1,902,939	$ 3,362,131	$ 3,673,092	$ 5,031,163
PEO Actually Paid Compensation Amount	$ 105,227	3,066,262	839,896	5,183,267
Adjustment To PEO Compensation, Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2023
	CEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,902,939	$869,974
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0
Amount added for current year service cost	$0	$0
Amount added for prior service cost impacting current year	$0	$0
Total Adjustments for Pension	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($576,750)	($253,817)
Year-end fair value of unvested awards granted in the current year	$405,750	$178,562
Year-over-year difference of year-end fair values for unvested awards granted in prior years	($1,373,778)	($351,370)
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($252,934)	($58,029)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	($1,797,712)	($484,653)

Compensation actually Paid (as calculated)	$105,227	$385,321

Non-PEO NEO Average Total Compensation Amount	$ 869,974	1,172,140	1,698,752	2,098,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 385,321	834,135	1,170,165	1,563,219
Adjustment to Non-PEO NEO Compensation Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2023
	CEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,902,939	$869,974
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0
Amount added for current year service cost	$0	$0
Amount added for prior service cost impacting current year	$0	$0
Total Adjustments for Pension	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($576,750)	($253,817)
Year-end fair value of unvested awards granted in the current year	$405,750	$178,562
Year-over-year difference of year-end fair values for unvested awards granted in prior years	($1,373,778)	($351,370)
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($252,934)	($58,029)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	($1,797,712)	($484,653)

Compensation actually Paid (as calculated)	$105,227	$385,321

Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP and the following measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;
●	the Company’s Net Income; and
●	the Company Selected Measure, which for Tredegar is Consolidated Adjusted EBITDA.

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP and the following measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;
●	the Company’s Net Income; and
●	the Company Selected Measure, which for Tredegar is Consolidated Adjusted EBITDA.

CAP and Company Net Income

Compensation Actually Paid vs. Company Selected Measure

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP and the following measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;
●	the Company’s Net Income; and
●	the Company Selected Measure, which for Tredegar is Consolidated Adjusted EBITDA.

CAP and Consolidated Adjusted EBITDA

Total Shareholder Return Vs Peer Group

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP and the following measures:

●	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;
●	the Company’s Net Income; and
●	the Company Selected Measure, which for Tredegar is Consolidated Adjusted EBITDA.

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Tabular List, Table

Tabular List of Financial Performance Measures

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2023 to our performance were:

●	Consolidated Adjusted EBITDA;
●	Relative Total Shareholder Return (rTSR); and
●	Stock price.

Total Shareholder Return Amount	$ 39.45	71.95	79.58	108.64
Peer Group Total Shareholder Return Amount	129.09	113.35	137.26	109.57
Net Income (Loss)	$ (105,900,000)	$ 29,000,000	$ 57,800,000	$ (75,400,000)
Company Selected Measure Amount	33,500,000	90,600,000	98,400,000	116,100,000
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Non-GAAP Measure Description

(5)    Consolidated Adjusted EBITDA from ongoing operations is a non-GAAP financial measure. Consolidated Adjusted EBITDA excludes unusual items and losses associated with plant shutdowns, asset impairments, restructurings, gains and losses from the sale of assets, investment write-downs and write-ups, gains and losses from non-manufacturing operations, stock option charges under ASC Topic 718, pension income or expense for the Pension Plan, discontinued operations and other items that may be recognized or accrued under GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (rTSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price
PEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,797,712)
PEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(576,750)
PEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	405,750
PEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,373,778)
PEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(252,934)
PEO | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Dividend Equivalents not Otherwise Included in the Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(484,653)
Non-PEO NEO | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,817)
Non-PEO NEO | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,562
Non-PEO NEO | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(351,370)
Non-PEO NEO | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,029)
Non-PEO NEO | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Dividend Equivalents not Otherwise Included in the Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0